WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.4%
Alabama - 1.6%
Black Belt Energy Gas District, AL, Gas Supply Revenue, Series A	4.000%	12/1/23	$6,170,000	$6,682,504	(a)(b)
Southeast Alabama Gas Supply District, Gas Supply Revenue:
LIBOR, Project #2, Series B, (1 mo. USD LIBOR x 0.670 + 0.850%)	0.924%	6/1/24	1,000,000	1,009,678	(a)(b)
Series 2018A	4.000%	6/1/24	1,450,000	1,593,680	(a)(b)
SIFMA Index, Project #1, Series C, (SIFMA Municipal Swap Index Yield + 0.650%)	0.700%	4/1/24	5,000,000	5,029,544	(a)(b)

Total Alabama				14,315,406

Alaska - 0.4%
Borough of North Slope, AK, GO, Series A	5.000%	6/30/24	3,515,000	3,527,960

Arizona - 3.4%
Arizona IDA Revenue:
Lincoln South Beltway Project, Series 2020	5.000%	2/1/23	2,250,000	2,420,340
Lincoln South Beltway Project, Series 2020	5.000%	8/1/23	2,500,000	2,745,203
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	5,510,000	5,780,204	(a)(b)(c)
Intel Corp. Project	5.000%	6/3/24	4,380,000	4,960,706	(a)(b)(c)
Glendale, AZ, Transportation Excise Tax Revenue, Refunding, AGM	5.000%	7/1/28	5,180,000	6,090,792
Maricopa County, AZ, IDA Revenue:
Banner Health Obligation, Series B, Refunding	0.430%	10/18/22	2,365,000	2,361,864	(a)(b)
Solid Waste Disposal, Waste Management Inc. Project	3.375%	6/3/24	4,965,000	5,044,556	(a)(b)(c)

Total Arizona				29,403,665

California - 2.4%
Anaheim, CA, Public Financing Authority Revenue, Series C, AGM	0.000%	9/1/23	5,350,000	5,282,967
Bay Area Toll Authority, CA, San Francisco Bay Area, Toll Bridge Revenue:
Series B, Refunding, (SIFMA Municipal Swap Index Yield + 0.280%)	0.330%	4/1/24	2,000,000	1,995,468	(a)(b)
Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.150%	4/1/24	1,600,000	1,627,372	(a)(b)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report	1

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State Infrastructure & Economic Development Bank Revenue:
California Academy of Sciences, Refunding, (1 mo. USD LIBOR x 0.700 + 0.380%)	0.444%	6/3/21	$1,750,000	$1,750,140	(a)(b)
Los Angeles County Museum of Art, Series B, Refunding	0.750%	6/1/26	1,500,000	1,521,127	(a)(b)
California State MFA Revenue, Waste Management Inc. Project, Series A	1.300%	2/3/25	1,600,000	1,651,214	(a)(b)(d)
California State Public Finance Authority Revenue, ENSO Village Project, Green Bond, Series B-3	2.125%	11/15/27	1,000,000	1,008,235	(d)(e)
California State Public Works Board Revenue, Various Capital Projects, Series H, Refunding	5.000%	12/1/24	1,500,000	1,744,179
Long Beach, CA, Harbor Revenue, Series B, Refunding	5.000%	5/15/23	2,000,000	2,178,227	(c)
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Subordinated, Series B	5.000%	5/15/25	540,000	637,679
Stockton, CA, PFA Wastewater Revenue, BAN, Series 2019	1.400%	6/1/22	750,000	750,354
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/21	1,000,000	1,000,000

Total California				21,146,962

Colorado - 2.1%
Adams and Arapahoe Counties, CO, Joint School District #28, GO, State Aid Withholding, Joint Refunding	5.000%	12/1/26	6,135,000	6,573,649
City & County of Denver, CO, Airport System Revenue:
Series D, Refunding	5.000%	11/15/22	2,500,000	2,671,336	(a)(b)
Subordinated, Series A	5.500%	11/15/27	2,480,000	2,777,762	(c)
Colorado State Health Facilities Authority Revenue, Commonspirit Health Initiatives, Series B-1, Refunding	5.000%	8/1/25	3,775,000	4,390,770	(a)(b)
University of Colorado Revenue, Green Bond, Series C, Refunding	2.000%	10/15/24	2,000,000	2,103,572	(a)(b)

Total Colorado				18,517,089

See Notes to Schedule of Investments.

2	Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - 7.3%
Bridgeport, CT, GO:
Series D, AGM, Unrefunded	5.000%	8/15/21	$715,000	$721,769
Series D, AGM, Unrefunded	5.000%	8/15/22	885,000	934,541
Connecticut State HEFA Revenue, Series B, Refunding	5.000%	7/1/29	2,990,000	3,943,696
Connecticut State Housing Finance Authority Revenue, Housing Mortgage Finance Program, Series A-3	0.600%	11/15/26	850,000	837,898
Connecticut State, GO:
Series A	3.000%	1/15/24	1,250,000	1,340,321
Series A	5.000%	1/15/27	180,000	223,282
Series B	5.000%	4/15/25	2,520,000	2,624,474
Series C	5.000%	6/15/23	1,005,000	1,103,844
Series E	5.000%	9/15/23	4,510,000	4,789,946
Series E	5.000%	9/15/26	4,630,000	4,909,187
Series E	5.000%	8/1/28	5,065,000	5,986,883
SIFMA Index, Series A, (SIFMA Municipal Swap Index Yield + 0.900%)	0.950%	3/1/23	1,600,000	1,613,826	(b)
SIFMA Index, Series A, (SIFMA Municipal Swap Index Yield + 0.950%)	1.000%	3/1/24	2,225,000	2,257,097	(b)
SIFMA Index, Series B, (SIFMA Municipal Swap Index Yield + 1.050%)	1.100%	3/1/23	4,325,000	4,373,651	(b)
Connecticut State, Special Tax Revenue:
Series A, Transportation Infrastructure Purpose	5.000%	5/1/25	1,250,000	1,470,435
Series A, Transportation Infrastructure Purpose	5.000%	9/1/29	5,250,000	6,367,596
Series A, Transportation Infrastructure Purpose	5.000%	9/1/31	7,265,000	8,270,262
Series B, Transportation Infrastructure Purpose	5.000%	1/1/24	3,655,000	3,931,243
Series B, Transportation Infrastructure Purpose	5.000%	1/1/25	5,615,000	6,035,661
New Haven, CT, GO, Series A, AGM	5.000%	8/1/25	1,200,000	1,418,027

Total Connecticut				63,153,639

Delaware - 0.1%
Delaware State EDA Revenue, Delmarva Power & Light Co. Project, Series A, Refunding	1.050%	7/1/25	1,000,000	1,021,533	(a)(b)

District of Columbia - 0.4%
District of Columbia, GO, Series D	5.000%	6/1/32	2,640,000	3,250,708

See Notes to Schedule of Investments.

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WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 2.4%
Broward County, FL, Airport System Revenue:
Series C	5.000%	10/1/22	$2,435,000	$2,591,324
Series P-1, Refunding	5.000%	10/1/23	1,360,000	1,446,555	(c)
Broward County, FL, Port Facilities Revenue:
Series B, Refunding	5.000%	9/1/22	2,010,000	2,033,522	(c)(f)
Series B, Refunding	5.000%	9/1/22	990,000	999,326	(c)
Central Florida Expressway Authority Revenue, Senior Lien, Refunding, AGM	5.000%	7/1/26	1,500,000	1,829,382
Florida State Municipal Power Agency Revenue, St. Lucie Project, Series A, Refunding	5.000%	10/1/26	1,340,000	1,422,386
Jacksonville, FL, Revenue:
Series 2012, Sales Tax Refunding	5.000%	10/1/27	3,540,000	3,762,844
Series 2014, Refunding	5.000%	10/1/27	1,000,000	1,150,437
Series B, Refunding	5.000%	10/1/23	1,000,000	1,109,794
Series B, Refunding	5.000%	10/1/24	2,430,000	2,800,802
Saint Johns County, FL, School Board, COP, Refunding	5.000%	7/1/21	1,500,000	1,505,976

Total Florida				20,652,348

Georgia - 0.5%
Atlanta, GA, Airport Passenger Facility Charge, General Revenue, Subordinate Lien, Series A, Refunding	5.000%	1/1/26	3,000,000	3,354,977
Monroe County, GA, Development Authority, PCR, Georgia Power Co. Plant Scherer Project	2.250%	7/1/25	1,000,000	1,029,385

Total Georgia				4,384,362

Hawaii - 0.3%
Hawaii State Airports System Revenue, Refunding	5.000%	7/1/24	2,185,000	2,193,332	(c)(f)

Illinois - 10.0%
Chicago, IL, Board of Education Unlimited Tax, GO, Dedicated Revenues, Series B, Refunding	5.000%	12/1/22	500,000	531,485
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien, Series A, Refunding	5.000%	1/1/25	4,035,000	4,145,872	(c)(f)
General, Senior Lien, Series A, Refunding	5.000%	1/1/27	3,000,000	3,455,743	(c)
General, Senior Lien, Series B, Refunding	5.000%	1/1/25	3,000,000	3,082,433	(c)(f)
General, Senior Lien, Series B, Refunding	5.000%	1/1/26	5,215,000	5,594,488
General, Senior Lien, Series D, Refunding	5.000%	1/1/22	1,600,000	1,644,219	(c)
Series C, Refunding	5.000%	1/1/23	1,035,000	1,111,854	(c)

See Notes to Schedule of Investments.

4	Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Park District, GO:
Limited Tax, Series B, Refunding	5.000%	1/1/25	$3,490,000	$3,851,654
Series C, Refunding	5.000%	1/1/24	2,750,000	2,817,770
Chicago, IL, Waterworks Revenue:
Second Lien, Refunding	5.000%	11/1/21	1,230,000	1,253,250
Second Lien, Refunding	5.000%	11/1/21	1,425,000	1,451,936
Cook County, IL, School District No. 87 Berkeley, GO, AGM	5.000%	12/1/25	500,000	597,659
Illinois State Finance Authority Revenue:
Series 2019, Refunding, (1 mo. USD LIBOR x 0.680 + 0.500%)	0.575%	9/1/22	4,730,000	4,729,807	(a)(b)
Series B-2, Refunding	5.000%	11/15/26	4,500,000	5,411,023	(a)(b)
Illinois State, GO:
Series 2012, Refunding	5.000%	8/1/24	2,555,000	2,693,786
Series 2016	5.000%	11/1/23	2,905,000	3,220,558
Series C, Refunding	4.000%	3/1/23	3,500,000	3,718,196
Series D	5.000%	11/1/21	16,550,000	16,873,557
Series D	5.000%	11/1/27	3,090,000	3,806,312
Sales Tax Securitization Corp. Revenue:
Second Lien, Series A	5.000%	1/1/25	2,065,000	2,379,496
Series A	5.000%	1/1/26	6,525,000	7,748,290
University of Illinois Revenue:
Auxiliary Facilities System, Series A, Refunding	5.000%	4/1/23	4,000,000	4,340,774
Auxiliary Facilities System, Series C, Refunding	5.000%	4/1/26	2,060,000	2,090,889

Total Illinois				86,551,051

Indiana - 3.9%
Indiana State Finance Authority:
Environmental Improvement Revenue, United States Steel Corp. Project, Series A, Refunding	4.125%	12/1/26	1,500,000	1,640,604
Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	1,320,000	1,400,132	(a)(b)
Indianapolis, IN, Department of Public Utilities Gas Utility Revenue, Second Lien, Series A, Refunding	5.000%	8/15/24	2,000,000	2,293,289
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Revenue, Series D, Refunding	5.000%	1/1/26	2,895,000	3,449,255	(c)

See Notes to Schedule of Investments.

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WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - (continued)
Whiting, IN, Environmental Facilities Revenue:
BP Products North America Inc. Project	5.000%	11/1/22	$6,000,000	$6,407,297	(a)(b)(c)
BP Products North America Inc. Project, Refunding	5.000%	6/5/26	15,670,000	19,014,943	(a)(b)(c)

Total Indiana				34,205,520

Iowa - 0.6%
Iowa State Finance Authority:
Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	500,000	510,116
Solid Waste Facility Revenue, Iowa Renewable Natural Gas Project, Green Bond, LOC - Citibank N.A.	1.500%	4/1/24	2,405,000	2,432,132	(a)(b)(c)
Iowa Tobacco Settlement Authority Revenue:
Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	5.000%	6/1/28	500,000	639,107
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	0.375%	6/1/30	2,000,000	2,001,527

Total Iowa				5,582,882

Kansas - 2.3%
Kansas State Department of Transportation Highway Revenue:
Series B	5.000%	9/1/26	2,575,000	3,069,266
Series C-2, (1 mo. USD LIBOR x 0.700 + 0.350%)	0.427%	9/1/22	2,750,000	2,758,219	(b)
Series C-3, (1 mo. USD LIBOR x 0.700 + 0.400%)	0.477%	9/1/23	13,750,000	13,810,034	(b)

Total Kansas				19,637,519

Kentucky - 4.0%
Ashland, KY:
Ashland Hospital Corp., Revenue, Refunding	5.000%	2/1/23	600,000	635,993
Ashland Hospital Corp., Revenue, Refunding	5.000%	2/1/24	575,000	628,202
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A, Refunding	1.200%	6/1/21	5,250,000	5,250,000	(a)(b)(c)
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	2,000,000	2,310,734	(a)(b)
Series C	4.000%	6/1/25	14,920,000	16,819,980	(a)(b)

See Notes to Schedule of Investments.

6	Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - (continued)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series C	5.000%	10/1/26	$2,000,000	$2,441,953	(a)(b)
Mercer County, KY, Kentucky Utilities Co. Project, Revenue, Series A, Refunding	1.300%	5/1/23	6,900,000	7,020,747	(c)

Total Kentucky				35,107,609

Louisiana - 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	4,000,000	4,008,044	(a)(b)
Louisiana State Offshore Terminal Authority Revenue, Deep Water Port Bonds, Series C	1.650%	12/1/23	3,450,000	3,504,453	(a)(b)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	1,750,000	1,809,571	(a)(b)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	1,400,000	1,458,936	(a)(b)

Total Louisiana				10,781,004

Massachusetts - 1.2%
Massachusetts State Bay Transportation Authority Revenue, Subordinated Sales Tax, Series A-1, Refunding	5.000%	7/1/24	1,500,000	1,717,395
Massachusetts State DFA Revenue, Wellforce Issue, Series A	5.000%	7/1/22	400,000	419,965
Massachusetts State Port Authority Revenue:
Series C	5.000%	7/1/25	4,105,000	4,839,506	(c)
Series C	5.000%	7/1/26	2,575,000	3,121,742	(c)

Total Massachusetts				10,098,608

Michigan - 1.8%
Hazel School District, MI, GO:
Refunding, Q-SBLF	4.000%	5/1/25	2,620,000	2,964,131
Refunding, Q-SBLF	4.000%	5/1/26	1,405,000	1,628,120
Refunding, Q-SBLF	4.000%	5/1/27	1,460,000	1,727,394
Refunding, Q-SBLF	4.000%	5/1/29	1,580,000	1,931,771
Michigan State Finance Authority Revenue:
Mclaren Health Care, Series D-1, Refunding	1.100%	10/15/27	1,225,000	1,234,404
Trinity Health Credit Group, Series MI-2, Refunding	5.000%	2/1/25	1,000,000	1,162,877	(a)(b)
Wayne County, MI, Airport Authority Airport Revenue, Series A, Refunding	5.000%	12/1/22	4,645,000	4,752,579	(c)

Total Michigan				15,401,276

See Notes to Schedule of Investments.

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WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mississippi - 0.1%
Mississippi State Development Bank Revenue, Jackson Infrastructure Project	5.000%	9/1/25	$500,000	$585,546

Montana - 0.2%
Montana State Board of Regents Higher Education Revenue, Montana State University, Series F, Refunding	0.500%	9/1/23	1,800,000	1,806,119	(a)(b)

Nebraska - 1.0%
Central Plains, NE, Energy Project, Gas Supply Revenue, Refunding, LIQ - Royal Bank of Canada	4.000%	8/1/24	2,250,000	2,505,679
Nebraska Public Power District Revenue, Series A	0.600%	7/1/23	5,000,000	5,026,709	(a)(b)
Washington County, NE, Wastewater and Solid Waste Disposal Facilities Revenue, Cargill Incorporated Project, Refunding	0.900%	9/1/25	1,200,000	1,214,283	(a)(b)(c)

Total Nebraska				8,746,671

Nevada - 0.1%
Sparks, NV, Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.500%	6/15/24	1,075,000	1,089,215	(d)

New Jersey - 6.4%
Gloucester County, NJ, Improvement Authority Revenue, Rowan University Student Center Projects	0.600%	3/1/24	2,250,000	2,251,257
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding	5.000%	7/1/27	5,450,000	6,824,686
Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	2,250,000	2,365,633	(a)(c)
School Facilities Construction, Refunding, State Appropriations, (SIFMA Municipal Swap Index Yield + 1.550%)	1.600%	9/1/27	1,600,000	1,626,157	(b)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/22	2,305,000	2,387,148
Transportation Project Sublease, Transit Corp. Projects, Series B, Refunding	5.000%	11/1/22	1,000,000	1,067,132
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding, Series A	5.000%	6/15/24	2,025,000	2,300,750
Series AA	5.000%	6/15/25	2,000,000	2,238,956	(e)
Series AA	5.000%	6/15/26	5,780,000	6,319,374

See Notes to Schedule of Investments.

8	Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Transportation System, Series A, AGM, Refunding	5.250%	12/15/23	$3,500,000	$3,942,072
Transportation System, Series A, Refunding	5.000%	12/15/23	1,970,000	2,205,407
New Jersey State Turnpike Authority Revenue:
Series C-4, Refunding, (1 mo. USD LIBOR x 0.700 + 0.700%)	0.777%	1/1/24	4,000,000	4,040,882	(b)
Series D-1, Refunding, (1 mo. USD LIBOR x 0.700 + 0.700%)	0.777%	1/1/24	12,250,000	12,375,202	(b)
Series D-3, Refunding, (1 mo. USD LIBOR x 0.700 + 0.600%)	0.677%	1/1/23	2,000,000	2,009,732	(b)
Orange Township, NJ, GO:
AGM, State Aid Withholding, Refunding	4.000%	12/1/23	856,000	935,223
AGM, State Aid Withholding, Refunding	4.000%	12/1/24	925,000	1,038,957
Trenton, NJ, GO, Series 2020, AGM, State Aid Withholding	2.000%	7/15/31	1,455,000	1,522,218

Total New Jersey				55,450,786

New Mexico - 1.0%
Farmington, NM, PCR:
Public Service Co. of New Mexico, Refunding	1.875%	10/1/21	5,390,000	5,416,884	(a)(b)
Public Service Co. of New Mexico, Refunding	1.100%	6/1/23	3,000,000	3,040,455	(a)(b)

Total New Mexico				8,457,339

New York - 12.1%
Long Island, NY, Power Authority Electric System Revenue:
LIBOR Floating Rate, Series C, Refunding, (1 mo. USD LIBOR x 0.700 + 0.750%)	0.827%	10/1/23	4,000,000	4,015,202	(a)(b)
LIBOR Floating Rate, Series C, Refunding, (1 mo. USD LIBOR x 0.700 + 0.750%)	0.827%	10/1/23	4,500,000	4,517,102	(a)(b)
Series B, Refunding	1.650%	9/1/24	3,160,000	3,265,618	(a)(b)
Series B, Refunding	0.850%	9/1/25	6,400,000	6,409,892	(a)(b)
MTA, NY, Transportation Revenue, Subseries D-2, (SIFMA Municipal Swap Index Yield + 0.450%)	0.500%	11/15/22	5,500,000	5,473,021	(a)(b)
New York City, NY, GO:
Series A, Refunding	5.000%	8/1/27	1,415,000	1,677,228
Subseries F-4	5.000%	12/1/25	15,250,000	17,876,555	(a)(b)
New York City, NY, TFA Revenue Future Tax Secured:
Subordinated, Series A, Refunding	5.000%	11/1/26	135,000	166,894
Subordinated, Subseries B-1	5.000%	8/1/28	2,865,000	3,281,550

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report	9

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, Transportation Development Corp. Revenue:
John F. Kennedy International Airport Project, Series A, Refunding	5.000%	12/1/23	$770,000	$855,714	(c)
John F. Kennedy International Airport Project, Series A, Refunding	5.000%	12/1/24	2,500,000	2,882,392	(c)
John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/22	900,000	963,364
John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/23	1,000,000	1,114,230
John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/24	750,000	866,129
New York State Dormitory Authority Revenue, Series A	5.000%	2/15/27	3,000,000	3,375,731
New York State Thruway Authority Revenue:
Series K, Refunding	5.000%	1/1/28	4,985,000	5,765,312
Series K, Refunding	5.000%	1/1/30	2,715,000	3,136,844
New York State Urban Development Corp. Revenue, Series A	5.000%	3/15/25	6,000,000	6,511,379
Port Authority of New York & New Jersey Revenue:
Consolidated Series 169	5.000%	10/15/24	5,985,000	6,091,027	(c)
Consolidated Series 177	5.000%	7/15/22	2,825,000	2,976,911	(c)
Consolidated Series 178	5.000%	12/1/24	4,465,000	4,972,668	(c)
Consolidated Series 184	5.000%	9/1/25	1,510,000	1,735,782
Consolidated Series 195	5.000%	10/1/25	3,760,000	4,458,185	(c)
Consolidated Series 207	5.000%	9/15/25	10,250,000	12,136,110	(c)
Consolidated Series 207	5.000%	9/15/32	300,000	372,254	(c)

Total New York				104,897,094

North Carolina - 2.0%
North Carolina State HFA Revenue, Series A, Refunding	2.000%	1/1/22	1,615,000	1,630,031	(c)
North Carolina State Medical Care Commission Hospital Revenue, CaroMont Health, Series B	5.000%	2/1/26	1,200,000	1,444,937	(a)(b)
North Carolina State Turnpike Authority Revenue:
Anticipation Notes	5.000%	2/1/24	8,875,000	9,961,676
Senior Lien, Refunding	5.000%	1/1/23	800,000	859,405

See Notes to Schedule of Investments.

10	Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
Senior Lien, Refunding	5.000%	1/1/25	$550,000	$637,154
University of North Carolina at Chapel Hill, General Revenue, Series A, Refunding, (1 mo. USD LIBOR x 0.670 + 0.125%)	0.424%	12/1/21	3,000,000	3,000,320	(a)(b)

Total North Carolina				17,533,523

Ohio - 1.0%
American Municipal Power Inc., OH, Revenue:
Combined Hydroelectric Project, Subseries A-2, Refunding	1.000%	8/15/24	1,500,000	1,524,287	(a)(b)
Prairie State Energy Campus Project, Series A, Refunding	2.300%	2/15/22	600,000	602,487	(a)(b)
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series D, Refunding	2.100%	10/1/24	3,500,000	3,659,818	(a)(b)(c)
Ohio State Higher Educational Facility Revenue, Series A, Refunding, (1 mo. USD LIBOR x 0.700 + 0.420%)	0.497%	4/1/22	1,250,000	1,250,878	(a)(b)
Ohio State Water Development Authority Revenue, Waste Management Inc. Project	1.550%	7/1/21	1,800,000	1,801,892

Total Ohio				8,839,362

Oklahoma - 1.5%
Oklahoma State Development Finance Authority Revenue, Gilcrease Expressway West Project, Series A	1.625%	7/6/23	12,880,000	12,945,872	(c)

Oregon - 0.1%
Oregon State Business Development Commission Revenue, Intel Corp. Project, Series 232	2.400%	8/14/23	1,000,000	1,043,603	(a)(b)

Pennsylvania - 7.8%
Commonwealth of Pennsylvania:
GO, Refunding	5.000%	8/15/25	265,000	314,999
GO, Series 2014	5.000%	6/15/24	635,000	724,782
GO, Series 2016	5.000%	9/15/28	2,365,000	2,885,134
GO, Series D	3.250%	8/15/26	7,180,000	7,975,150
General Authority of Southcentral Pennsylvania, Series B	0.650%	6/1/24	1,500,000	1,510,986	(a)(b)
Lehigh County, PA, IDA Revenue:
PPL Electric Utilities Corp., Refunding	1.800%	8/15/22	3,610,000	3,674,081	(a)(b)
PPL Electric Utilities Corp., Refunding	1.800%	9/1/22	8,825,000	8,987,429	(a)(b)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report	11

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Pennsylvania State Economic Development Financing Authority:
Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility Project	3.000%	1/1/24	$865,000	$913,797
Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility Project	4.000%	1/1/26	1,220,000	1,378,716
Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	1,200,000	1,265,365	(a)(b)(c)
Solid Waste Disposal Revenue, Waste Management Inc. Project, Series A	1.750%	8/1/24	3,250,000	3,379,863	(a)(b)(c)
Solid Waste Disposal Revenue, Waste Management Inc. Project, Series A, (SIFMA Municipal Swap Index Yield + 0.400%)	0.430%	6/3/24	1,500,000	1,500,372	(a)(b)(c)(e)
Waste Management Inc. Project, Series A	2.625%	11/1/21	500,000	504,777	(c)
Pennsylvania State Higher EFA Revenue, University of Pennsylvania Health System:
Series B, Refunding	5.000%	8/15/23	900,000	947,552	(e)
Series B, Refunding	5.000%	8/15/24	1,000,000	1,092,687	(e)
Series B, Refunding	5.000%	8/15/25	900,000	1,015,715	(e)
Series B, Refunding	5.000%	8/15/26	1,000,000	1,161,228	(e)
Pennsylvania State Turnpike Commission Revenue:
Series 2019, Refunding	5.000%	12/1/24	1,605,000	1,867,491
Series A, Refunding	4.000%	12/1/26	635,000	751,098
Series A-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.600%)	0.650%	12/1/23	2,000,000	2,017,308	(b)
Series A-2, Refunding	5.000%	12/1/24	4,185,000	4,869,440
Series B, Refunding, (SIFMA Municipal Swap Index Yield + 0.700%)	0.750%	12/1/23	13,500,000	13,583,430	(b)
Series B-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.980%)	1.030%	12/1/21	5,300,000	5,303,406	(b)

Total Pennsylvania				67,624,806

South Carolina - 4.9%
Patriots Energy Group Financing Agency Gas Supply Revenue, Series A, LIQ - Royal Bank of Canada	4.000%	2/1/24	17,160,000	18,707,684	(a)(b)
South Carolina State Transportation Infrastructure Bank, Series B, Reoffering Revenue, Refunding, (1 mo. USD LIBOR x 0.670 + 0.450%)	0.524%	10/1/22	23,475,000	23,488,301	(a)(b)

Total South Carolina				42,195,985

See Notes to Schedule of Investments.

12	Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - 1.9%
Tennessee State Energy Acquisition Corp., Gas Revenue, Project, Series A	4.000%	5/1/23	$5,915,000	$6,300,469	(a)(b)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	8,855,000	10,034,100	(a)(b)

Total Tennessee				16,334,569

Texas - 7.5%
Dallas-Fort Worth, TX, International Airport Revenue, Series D, Refunding	5.250%	11/1/23	2,250,000	2,296,855
DeSoto, TX, ISD, GO, Refunding, PSF - GTD	0.000%	8/15/26	580,000	556,435
Fort Bend, TX, ISD, GO, Series B, Refunding, PSF - GTD	0.875%	8/1/25	1,500,000	1,512,147	(a)(b)
Grapevine-Colleyville, TX, ISD, GO, PSF - GTD	5.000%	8/15/28	2,000,000	2,376,434
Harlandale, TX, ISD, GO, Refunding, PSF - GTD	0.750%	8/15/25	2,900,000	2,901,060	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System, Refunding	5.000%	12/1/25	3,000,000	3,584,482
Hospital, Memorial Hermann Health System, Refunding, (SIFMA Municipal Swap Index Yield + 0.830%)	0.880%	6/1/21	3,710,000	3,710,000	(b)
Houston, TX, Combined Utility System Revenue, First Lien, Series C, Refunding, (1 mo. USD LIBOR x 0.700 + 0.360%)	0.423%	8/1/21	6,170,000	6,171,012	(a)(b)
Katy, TX, ISD, GO, Series C, Refunding, PSF - GTD, (1 mo. USD LIBOR x 0.670 + 0.280%)	0.348%	8/16/21	1,050,000	1,050,054	(a)(b)
Matagorda County, TX, Navigation District No. 1, PCR, Central Power & Light, Refunding	0.900%	9/1/23	1,750,000	1,759,293	(a)(b)(c)
North Texas, TX, Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/27	6,175,000	6,920,952
Series A, Refunding	5.000%	1/1/30	1,000,000	1,156,918
Northside, TX, ISD, GO, Refunding, PSF - GTD	1.600%	8/1/24	2,860,000	2,960,179	(a)(b)
Pasadena, TX, ISD, GO, Series B, PSF - GTD	1.500%	8/15/24	4,775,000	4,931,429	(a)(b)
San Antonio, TX, Electric and Gas Revenue:
Junior Lien	2.750%	12/1/22	2,500,000	2,591,431	(a)(b)
Junior Lien	1.750%	12/1/25	4,100,000	4,297,266	(a)(b)
San Felipe Del Rio, TX, Consolidated ISD, GO, Refunding, PSF - GTD	0.000%	8/15/27	1,315,000	1,223,520
Sherman, TX, ISD:
GO, Series B, PSF - GTD	2.000%	8/1/23	3,515,000	3,641,998	(a)(b)
GO, Series B, PSF - GTD	2.000%	8/1/48	485,000	503,304	(b)(f)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report	13

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas State:
Municipal Gas Acquisition & Supply Corp I., Gas Supply Revenue, Senior Lien, Series B, (3 mo. USD LIBOR x 0.670 + 0.700%)	0.823%	12/15/26	$2,750,000	$2,769,536	(b)
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/27	3,750,000	4,679,184
Texas State Water Development Board Revenue, Water Implementation, Series A	5.000%	10/15/30	2,905,000	3,468,019

Total Texas				65,061,508

Virginia - 0.8%
Henry County, VA, IDA, Grant Revenue Anticipation Notes, Series B	2.000%	11/1/23	1,035,000	1,042,014
Louisa, VA, IDA, PCR, Series A, Refunding	1.900%	6/1/23	1,000,000	1,030,234	(a)(b)
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue, Virginia Electric & Power Co., Series 2009 A	0.750%	9/2/25	2,500,000	2,520,681	(a)(b)
York County, VA, PCR, Virginia Electric & Power, EDA, Series A, Refunding	1.900%	6/1/23	2,000,000	2,052,144	(a)(b)

Total Virginia				6,645,073

Washington - 2.4%
Port of Seattle, WA, Special Facility Revenue:
Intermediate Lien, Series C	5.000%	5/1/25	3,550,000	4,138,397	(c)
Intermediate Lien, Series D	5.000%	5/1/24	3,500,000	3,947,140	(c)
Refunding	5.000%	6/1/23	1,085,000	1,177,929	(c)
Seattle, WA, Municipal Light & Power Revenue:
Series C-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.490%)	0.540%	11/1/23	3,000,000	3,009,279	(a)(b)
Series C-2, (SIFMA Municipal Swap Index Yield + 0.490%)	0.540%	11/1/23	3,370,000	3,380,423	(a)(b)
Washington State Health Care Facilities Authority Revenue, Fred Hutchinson Cancer Research Centre, Refunding, (1 mo. USD LIBOR x 0.670 + 1.100%)	1.160%	7/1/22	5,000,000	5,016,440	(a)(b)
Washington State Motor Vehicle Fuel Tax, GO, Series R-2012D, Refunding	4.000%	7/1/27	170,000	176,874

Total Washington				20,846,482

West Virginia - 0.6%
Harrison County, WV, Solid Waste Disposal Revenue, Monongahela Power, Series A, Refunding	3.000%	10/15/21	5,250,000	5,290,440	(a)(b)(c)

See Notes to Schedule of Investments.

14	Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 1.1%
Public Finance Authority, WI, Solid Waste Disposal Revenue, Waste Management Inc. Project, Refunding	1.100%	6/1/26	$9,845,000	$9,845,000	(a)(b)(c)

TOTAL MUNICIPAL BONDS (Cost - $837,611,013)				854,171,466

COLLATERALIZED MORTGAGE OBLIGATIONS(g) - 0.6%
Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Variable Rate Certificates, Step bond, M012 A1A1	1.600%	8/15/51	3,380,596	3,419,528
Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Variable Rate Certificates, Step bond, M012 A1A2	1.600%	8/15/51	2,028,358	2,051,084

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $5,408,954)				5,470,612

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $843,019,967)				859,642,078

SHORT-TERM INVESTMENTS - 1.3%
MUNICIPAL BONDS - 1.3%
Alabama - 0.1%
Mobile County, AL, IDA Revenue, ExxonMobil Project, Refunding	0.010%	7/15/32	700,000	700,000	(h)(i)

California - 0.0%††
California Statewide CDA, MFH Revenue, IAC Project, Series W-2, Refunding, LOC - Wells Fargo Bank N.A.	0.020%	9/15/29	100,000	100,000	(c)(h)(i)

Florida - 0.0%††
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.060%	5/1/24	100,000	100,000	(c)(h)(i)

Idaho - 0.1%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System, Series C, Refunding, LOC - U.S. Bank N.A.	0.020%	3/1/48	900,000	900,000	(h)(i)

Indiana - 0.1%
Indiana State Finance Authority Hospital Revenue, Parkview Health System Obligated Group, Series B, LOC - Wells Fargo Bank N.A.	0.020%	11/1/39	1,000,000	1,000,000	(h)(i)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report	15

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 0.1%
Massachusetts State DFA Revenue:
Boston University, Series U-6C, LOC - TD Bank N.A.	0.010%	10/1/42	$100,000	$100,000	(h)(i)
Boston University, Series U-6E, Refunding, LOC - TD Bank N.A.	0.010%	10/1/42	700,000	700,000	(h)(i)

Total Massachusetts				800,000

Mississippi - 0.1%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series B	0.010%	12/1/30	700,000	700,000	(h)(i)

Missouri - 0.0%††
Missouri State HEFA Revenue, St. Louis University, Series B, LOC - U.S. Bank N.A.	0.020%	10/1/24	300,000	300,000	(h)(i)

New Jersey - 0.5%
New Jersey State Health Care Facilities Financing Authority Revenue, Series D, LOC - TD Bank N.A.	0.020%	7/1/43	3,800,000	3,800,000	(h)(i)

New York - 0.1%
New York City, NY, TFA Future Tax Secured Revenue, Subordinated, Series C-5, LOC - Sumitomo Mitsui Banking	0.060%	11/1/41	100,000	100,000	(h)(i)
New York State Dormitory Authority Revenue, City University, Series D, LOC - TD Bank N.A.	0.050%	7/1/31	200,000	200,000	(h)(i)
New York State HFA Revenue, 42nd & 10th Housing, Series A, LIQ - FHLMC	0.060%	11/1/41	100,000	100,000	(c)(h)(i)

Total New York				400,000

Pennsylvania - 0.0%††
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	0.060%	12/1/39	100,000	100,000	(h)(i)

Texas - 0.1%
Texas State, GO, Series C, LIQ - State Street B&T Co.	0.070%	12/1/40	1,025,000	1,025,000	(h)(i)

Utah - 0.1%
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	0.010%	5/15/58	800,000	800,000	(h)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $10,725,000)				10,725,000

TOTAL INVESTMENTS - 100.3% (Cost - $853,744,967)				870,367,078
Liabilities in Excess of Other Assets - (0.3)%				(2,184,737)

TOTAL NET ASSETS - 100.0%				$868,182,341

See Notes to Schedule of Investments.

16	Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

††	Represents less than 0.1%.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report	17

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2021

Abbreviation(s) used in this schedule:

AGM	—	Assured Guaranty Municipal Corporation - Insured Bonds
BAM	—	Build America Mutual - Insured Bonds
BAN	—	Bond Anticipation Notes
CDA	—	Communities Development Authority
COP	—	Certificates of Participation
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EFA	—	Educational Facilities Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
GO	—	General Obligation
GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
PCR	—	Pollution Control Revenue
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Board Loan Fund
SIFMA	—	Securities Industry and Financial Markets Association
SPA	—	Standby Bond Purchase Agreement - Insured Bonds
TFA	—	Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset Short Duration Municipal Income Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely

19

Notes to Schedule of Investments (unaudited) (continued)

traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$854,171,466	—	$854,171,466
Collateralized Mortgage Obligations	—	5,470,612	—	5,470,612

Total Long-Term Investments	—	859,642,078	—	859,642,078

Short-Term Investments†	—	10,725,000	—	10,725,000

Total Investments	—	$870,367,078	—	$870,367,078

†	See Schedule of Investments for additional detailed categorizations.

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